HEDGING ACTIVITIES - Narrative (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedges [line items]
Gains (losses) recognized in other comprehensive income from cash flow hedges		€ (116)	€ 44	€ (9)
Gains (losses) recognized in other comprehensive income from net investment hedges		27	(44)	€ 88
Commodity contracts
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument	€ 132	132	123
Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument	59	59	265
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,200	€ 1,200	€ 1,200
IRS
Disclosure of detailed information about hedges [line items]
Deferred tax benefit recognized in other reserves related to US tax law changes	€ 27